Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

As at	Maturity date	December 31, 2020	December 31, 2019
Credit facilities
$1,400 million unsecured extendible revolving facility (a)	15-May-2023	$802	$90
US$300 million unsecured extendible revolving facility	27-Feb-2021	—	390
US$150 million unsecured extendible revolving facility	20-Dec-2023	81	163
Commercial paper (b)	Various	260	367
$175 million secured extendible revolving facility	18-Jun-2022	51	—
AltaGas Ltd. medium-term notes (MTNs)
$200 million Senior unsecured - 4.07 percent	1-Jun-2020	—	200
$350 million Senior unsecured - 3.72 percent	28-Sep-2021	350	350
$500 million Senior unsecured - 2.61 percent	16-Dec-2022	500	500
$300 million Senior unsecured - 3.57 percent	12-Jun-2023	300	300
$200 million Senior unsecured - 4.40 percent	15-Mar-2024	200	200
$300 million Senior unsecured - 3.84 percent	15-Jan-2025	300	300
$500 million Senior unsecured - 2.16 percent	10-Jun-2025	500	—
$350 million Senior unsecured - 4.12 percent	7-Apr-2026	350	350
$200 million Senior unsecured - 3.98 percent	4-Oct-2027	200	200
$500 million Senior unsecured - 2.08 percent	30-May-2028	500	—
$200 million Senior unsecured - 2.48 percent	30-Nov-2030	200	—
$100 million Senior unsecured - 5.16 percent	13-Jan-2044	100	100
$300 million Senior unsecured - 4.50 percent	15-Aug-2044	300	300
$250 million Senior unsecured - 4.99 percent	4-Oct-2047	250	250
WGL and Washington Gas MTNs
US$250 million Senior unsecured - 2.44 percent (c)	12-Mar-2020	—	325
US$20 million Senior unsecured - 6.65 percent	20-Mar-2023	25	26
US$41 million Senior unsecured - 5.44 percent	11-Aug-2025	52	53
US$53 million Senior unsecured - 6.62 to 6.82 percent	Oct 2026	67	69
US$72 million Senior unsecured - 6.40 to 6.57 percent	Feb - Sep 2027	92	93
US$52 million Senior unsecured - 6.57 to 6.85 percent	Jan - Mar 2028	66	67
US$9 million Senior unsecured - 7.50 percent	1-Apr-2030	11	11
US$50 million Senior unsecured - 5.70 to 5.78 percent	Jan - Mar 2036	64	65
US$75 million Senior unsecured - 5.21 percent	3-Dec-2040	95	97
US$75 million Senior unsecured - 5.00 percent	15-Dec-2043	95	97
US$300 million Senior unsecured - 4.22 to 4.60 percent	Sep - Nov 2044	382	390
US$450 million Senior unsecured - 3.80 percent	15-Sep-2046	573	584
US$400 million Senior unsecured - 3.65 percent (d)	15-Sep-2049	530	390
SEMCO long-term debt
US$300 million SEMCO Senior Secured - 5.15 percent (e)	21-Apr-2020	—	390
US$82 million SEMCO Senior Secured - 4.48 percent (f)	2-Mar-2032	69	76
US$225 million First Mortgage Bonds - 3.15 percent	21-Apr-2030	286	—
US$225 million First Mortgage Bonds - 2.45 percent	21-Apr-2050	286	—
Fair value adjustment on WGL Acquisition		80	84
Finance lease liabilities (note 10)		12	10
		$8,029	$6,887
Less debt issuance costs		(43)	(36)
		$7,986	$6,851
Less current portion		(360)	(923)
		$7,626	$5,928
(a)    Borrowings on the facility can be by way of prime loans, U.S. base-rate loans, LIBOR loans, bankers' acceptances, or letters of credit. Borrowings on the facility have fees and interest at rates relevant to the nature of the draw made.
(b)    Commercial paper is supported by the availability of long-term committed credit facilities with maturity dates ranging from 2022 to 2024. Commercial paper intended to be repaid within the next year is recorded as short-term debt (Note 15).
(c)     Floating rate per annum reset quarterly based on terms set forth in the prospectus filed by WGL pursuant to Securities Act Rule 424 on March 13, 2018.
(d)     On December 10, 2020, Washington Gas issued MTNs with an aggregate principal amount of $100 million. This offering constituted the reopening of it's $300 million MTNs originally issued in 2019. The total includes a US$17 million premium which will be amortized as a reduction to interest expense over the term of the note.
(e)    Collateral for the U.S. dollar MTNs is certain SEMCO assets.
(f)    Collateral for the CINGSA Senior secured loan is certain CINGSA assets. Alaska Storage Holding Company, LLC, a subsidiary in which AltaGas has a controlling interest, is the non-recourse guarantor of this loan.